Changes In Liabilities Arising From Financing Activities - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Changes in liabilities arising from financing activities
Opening balance		₨ 376,233	₨ 355,684	₨ 289,943
Cash flows (net)		77,708	28,282	54,152
Other changes	[1]	(9,681)	(7,733)	11,589
Closing balance		444,260	376,233	355,684
Long term interest-bearing loans and borrowings (including current maturities and net of ancillary borrowings cost incurred)
Changes in liabilities arising from financing activities
Opening balance		365,590	343,536	269,327
Cash flows (net)		83,392	29,504	64,134
Other changes	[1]	(19,207)	(7,450)	10,075
Closing balance		429,775	365,590	343,536
Short term interest-bearing loans and borrowings
Changes in liabilities arising from financing activities
Opening balance		10,643	12,148	20,616
Cash flows (net)		(5,684)	(1,222)	(9,982)
Other changes	[1]	9,526	(283)	1,514
Closing balance		₨ 14,485	₨ 10,643	₨ 12,148

[1]	includes adjustment for ancillary borrowing cost, unrealised / realised foreign exchange gain / loss.